ACCRUED EXPENSES AND OTHER PAYABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ACCRUED EXPENSES AND OTHER PAYABLES
Payables for purchase of property, equipment and software	¥ 1,280,742	$ 185,690	¥ 1,464,086
Payroll and welfare payables	433,376	62,834	288,613
Consideration due to the original shareholders of BJ TenxCloud	229,323	33,249	214,577
Accrued service fees	66,494	9,641	62,498
Liability classified share-based payments	131,116	19,010	55,156
Payables for office supplies and utilities	69,288	10,046	54,056
Payables for acquisitions	47,805	6,931	47,805
Value-added tax and other taxes payable	31,706	4,597	25,092
Amounts due to the original shareholders for acquired entities	21,560	3,126	21,560
Interest payables	35,785	5,188	3,595
Others	63,284	9,175	61,051
Accrued expenses and other payables	¥ 2,410,479	$ 349,487	¥ 2,298,089